FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments
Financial liabilities	$ 88,400
Liquidity risk
Financial Instruments
Financial liabilities	26,038	$ 114,455
Trade and other payables	11,963	8,219
Accrued liabilities	11,391	9,541
Lease obligation	2,435	3,143
Derivative liabilities	249
Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		135,358
Less than 3 months | Liquidity risk
Financial Instruments
Financial liabilities	23,605	1,211
Trade and other payables	11,963	8,219
Accrued liabilities	11,391	9,541
Lease obligation	251	276
Less than 3 months | Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		19,247
Between 3 months and 1 year | Liquidity risk
Financial Instruments
Financial liabilities	742	5,974
Lease obligation	742	736
Between 3 months and 1 year | Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		6,710
Between 1 year and 3 years | Liquidity risk
Financial Instruments
Financial liabilities	1,442	14,253
Lease obligation	1,442	1,210
Between 1 year and 3 years | Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		15,463
Later than 3 years | Liquidity risk
Financial Instruments
Financial liabilities	249	93,017
Lease obligation		921
Derivative liabilities	$ 249
Later than 3 years | Liquidity risk | Fresnillo obligation
Financial Instruments
Financial liabilities		$ 93,938